FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Cash	$ 200,691	$ 236,221	$ 236,221	$ 231,054	$ 200,691	$ 236,221	$ 150,650
Other investments				133,198	125,020
Premises and equipment				207,211	214,506
Total assets				15,973,134	14,511,625
Subordinated Debt				321,384	170,967
Other liabilities				516,265	323,134
Total liabilities				13,691,064	12,263,920
Shareholders’ equity				2,282,070	2,247,705	2,078,249	930,664
Total liabilities and shareholders’ equity				15,973,134	14,511,625
Income Statement [Abstract]
Noninterest income	189,123	131,373	103,382
Interest Expense	68,452	123,324	91,147
Salaries and employee benefits	236,779	209,061	188,990
Professional services	9,961	11,254	12,272
Income before income taxes and equity in undistributed net earnings of subsidiaries	184,411	242,862	214,221
Income tax expense (benefit)	28,601	44,787	41,626
Net income	155,810	198,075	172,595
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	191,151	254,900	153,670
Operating activities
Net income	155,810	198,075	172,595
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	33,337	28,138	24,171
Stock-based compensation expense	7,678	7,969	6,219
Deferred income taxes	(8,380)	12,590	6,267
Decrease (increase) in other assets	(288,857)	(165,902)	35,000
Net cash provided by (used in) operating activities	109,888	186,329	260,346
Investing activities
Net cash acquired (paid) in business combinations	0	(51,663)
Cash Acquired from Acquisition			64,895
Proceeds from sales and maturities of investment securities	904,821	557,034	387,351
Purchases of investment securities	(1,551,952)	(834,743)	(852,131)
Net cash provided by (used in) investing activities	(1,204,871)	(252,424)	(204,785)
Financing activities
Net (decrease) increase in short-term borrowings	(1,149,587)	275,490	30,531
Cash dividends paid on common stock	(89,691)	(89,097)	(79,655)
Treasury stock purchase	(16,686)	(66,218)	0
Proceeds from exercise of stock options, net of shares purchased	72	90	284
Net cash provided by (used in) financing activities	1,125,346	30,565	30,010
Cash and due from banks at beginning of year	200,691	236,221	150,650
Cash and due from banks at end of year	231,054	200,691	236,221
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	55,869	86,878	57,719	172,902	55,869	$ 86,878	$ 57,719
Other investments				1,388	1,116
Subordinated notes from subsidiaries				7,500	7,500
Premises and equipment				1,328	1,344
Other assets				68,812	77,572
Total assets				2,607,498	2,424,652
Subordinated Debt				320,615	171,983
Dividends payable				674	849
Other liabilities				4,139	4,115
Total liabilities				325,428	176,947
Shareholders’ equity				2,282,070	2,247,705
Total liabilities and shareholders’ equity				2,607,498	2,424,652
Income Statement [Abstract]
Interest income	27	30	23
Noninterest income	272	191	0
Dividends from subsidiaries	81,725	196,800	107,340
Total income	82,024	197,021	107,363
Interest Expense	14,172	9,552	8,798
Salaries and employee benefits	8,004	8,169	6,413
Professional services	1,160	1,040	5,130
Other	5,163	6,599	5,648
Total expenses	28,499	25,360	25,989
Income before income taxes and equity in undistributed net earnings of subsidiaries	53,525	171,661	81,374
Income tax expense (benefit)	(6,145)	(5,975)	(6,687)
Equity in undistributed earnings (loss) of subsidiaries	(96,140)	(20,439)	(84,534)
Net income	155,810	198,075	172,595
Operating activities
Net income	155,810	198,075	172,595
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(96,140)	(20,439)	(84,534)
Depreciation and amortization	712	584	194
Stock-based compensation expense	7,678	7,969	6,219
Deferred income taxes	(158)	1,255	739
(Decrease) increase in dividends payable	(175)	384	(10,500)
(Decrease) increase in other liabilities	(22)	(244)	9,979
Decrease (increase) in other assets	8,635	(7,187)	16,346
Net cash provided by (used in) operating activities	76,340	180,397	111,038
Investing activities
Capital contributions to subsidiaries	0	0	(3,000)
Net cash acquired (paid) in business combinations	0	(53,660)
Cash Acquired from Acquisition			11,353
Proceeds from sales and maturities of investment securities	0	264	0
Purchases of investment securities	0	(500)	0
Net cash provided by (used in) investing activities	0	(53,896)	8,353
Financing activities
Net (decrease) increase in short-term borrowings	0	0	(8,333)
Proceeds from Issuance of Subordinated Long-term Debt	150,000	0	0
Cash dividends paid on common stock	(89,691)	(89,097)	(79,655)
Treasury stock purchase	(16,686)	(66,218)	0
Proceeds from exercise of stock options, net of shares purchased	72	90	284
Other	(3,002)	(2,285)	(2,528)
Net cash provided by (used in) financing activities	40,693	(157,510)	(90,232)
Net increase (decrease) in cash	117,033	(31,009)	29,159
Cash and due from banks at beginning of year	55,869	86,878	57,719
Cash and due from banks at end of year	$ 172,902	$ 55,869	$ 86,878
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				2,346,009	2,272,991
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				9,559	8,260
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 2,355,568	$ 2,281,251